Business Combinations and Acquisition of Non-controlling Interests - Summary of Consideration Transferred (Details) - Nave a Vela Ltda. ("Nave") - BRL (R$) R$ in Thousands	Oct. 29, 2019	May 31, 2019
Business combinations and acquisition of non-controlling interests
Cash paid	R$ 21,098
Fair value of previously held investment	7,368
Fair value of forward contract	29,728
Consideration transferred	58,194	R$ 4,200
Goodwill arising on acquisition	R$ 37,557